INSURANCE CLAIMS	12 Months Ended
Dec. 31, 2018
Disclosure of claims and benefits paid [text block] [Abstract]
Disclosure of claims and benefits paid [text block]

NOTE 10: INSURANCE CLAIMS

Insurance claims comprise:	2018 £m	2017 £m	2016 £m
Life insurance and participating investment contracts
Claims and surrenders	(8,735)	(8,898)	(8,617)
Change in insurance and participating investment contracts (note 31)	4,565	(9,067)	(14,160)
Change in non-participating investment contracts	628	2,836	679
	(3,542)	(15,129)	(22,098)
Reinsurers’ share	404	35	106
	(3,138)	(15,094)	(21,992)
Change in unallocated surplus	8	(147)	14
Total life insurance and participating investment contracts	(3,130)	(15,241)	(21,978)
Non-life insurance
Total non-life insurance claims, net of reinsurance	(335)	(337)	(366)
Total insurance claims	(3,465)	(15,578)	(22,344)
Life insurance and participating investment contracts gross claims and surrenders can also be analysed as follows:
Deaths	(721)	(675)	(635)
Maturities	(1,198)	(1,280)	(1,347)
Surrenders	(5,548)	(5,674)	(5,444)
Annuities	(1,032)	(985)	(949)
Other	(236)	(284)	(242)
Total life insurance gross claims and surrenders	(8,735)	(8,898)	(8,617)